Loans (Troubled Debt Restructuring) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 67,107
Loan forgiveness or debt to equity swaps charge-off	34,360	¥ 1,739
Interest rate reduction and/or postponement of principal and/or interest	451,660	748,414
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	67,107
Loan forgiveness or debt to equity swaps charge-off	34,360	1,236
Interest rate reduction and/or postponement of principal and/or interest	406,912	697,684
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	67,058
Loan forgiveness or debt to equity swaps charge-off	34,081	1,236
Interest rate reduction and/or postponement of principal and/or interest	108,395	380,149
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest	27,078	31,554
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest	43,919	55,592
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest	157,651	153,577
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	49
Loan forgiveness or debt to equity swaps charge-off	279
Interest rate reduction and/or postponement of principal and/or interest	28,244	25,452
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest	6,342	13,482
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest	7,120	2,607
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest	28,163	35,271
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps charge-off		503
Interest rate reduction and/or postponement of principal and/or interest	¥ 44,748	¥ 50,730